UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21563

Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 69.2% (1)

Principal Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.7%
ACTS Aero Technical Support & Service, Inc.
187,773	Term Loan, 7.31%, Maturing October 5, 2014	$172,752
DAE Aviation Holdings, Inc.
133,811	Term Loan, 7.75%, Maturing July 31, 2009	133,728
114,409	Term Loan, 6.99%, Maturing July 31, 2014	114,051
151,115	Term Loan, 7.93%, Maturing July 31, 2014	150,642
Evergreen International Aviation
265,772	Term Loan, 6.81%, Maturing October 31, 2011	252,483
Hawker Beechcraft Acquisition
44,041	Term Loan, 6.83%, Maturing March 26, 2014	40,635
1,308,537	Term Loan, 6.83%, Maturing March 26, 2014	1,207,329
Hexcel Corp.
388,666	Term Loan, 6.46%, Maturing March 1, 2012	382,836
Spirit AeroSystems, Inc.
1,553,841	Term Loan, 5.68%, Maturing December 31, 2011	1,544,130
TransDigm, Inc.
975,000	Term Loan, 6.86%, Maturing June 23, 2013	939,656
Vought Aircraft Industries, Inc.
181,818	Term Loan, 7.10%, Maturing December 17, 2011	172,121
795,080	Term Loan, 7.34%, Maturing December 17, 2011	752,676
$5,863,039
Air Transport — 0.4%
Delta Air Lines, Inc.
348,250	Term Loan, 8.08%, Maturing April 30, 2014	$317,053
Northwest Airlines, Inc.
1,094,000	DIP Loan, 5.99%, Maturing August 21, 2008	1,002,834
$1,319,887
Automotive — 4.0%
Accuride Corp.
535,682	Term Loan, 7.56%, Maturing January 31, 2012	$516,598
Adesa, Inc.
920,375	Term Loan, 7.08%, Maturing October 18, 2013	808,122
Affina Group, Inc.
845,732	Term Loan, 6.24%, Maturing November 30, 2011	826,703
Allison Transmission, Inc.
822,938	Term Loan, 7.43%, Maturing September 30, 2014	723,744
ATU AFM Auto Holding GmbH & Co.
EUR	750,000	Term Loan, 7.57%, Maturing August 20, 2013	973,032
AxleTech International Holding, Inc.
425,000	Term Loan, 11.23%, Maturing April 21, 2013	418,625
Chrysler Financial
500,000	Term Loan, Maturing August 1, 2014 (2)	450,000
CSA Acquisition Corp.
223,443	Term Loan, 7.38%, Maturing December 23, 2011	212,643
558,434	Term Loan, 7.38%, Maturing December 23, 2011	531,443
Dayco Europe S.R.I.
EUR	401,632	Term Loan, 8.55%, Maturing June 21, 2010	584,250
Dayco Products, LLC
496,519	Term Loan, 9.27%, Maturing June 21, 2011	413,352
Delphi Corp.
1,000,000	DIP Loan, 6.88%, Maturing July 1, 2008	989,000
Ford Motor Co.
495,000	Term Loan, 8.00%, Maturing December 15, 2013	434,700
General Motors Corp.
1,415,725	Term Loan, 7.06%, Maturing November 29, 2013	1,299,105

		Goodyear Tire & Rubber Co.
675,000		Term Loan, 6.43%, Maturing April 30, 2010	$618,469
		HLI Operating Co., Inc.
EUR	27,273	Term Loan, 6.94%, Maturing May 30, 2014	39,370
EUR	1,323,636	Term Loan, 7.59%, Maturing May 30, 2014	1,891,184
		Keystone Automotive Operations, Inc.
247,500		Term Loan, 7.44%, Maturing January 12, 2012	217,387
		LKQ Corp.
250,000		Term Loan, 6.57%, Maturing October 12, 2014	247,812
		TriMas Corp.
1,070,313		Term Loan, 5.39%, Maturing August 2, 2011	1,052,920
300,879		Term Loan, 5.49%, Maturing August 2, 2013	295,990
		United Components, Inc.
333,333		Term Loan, 6.86%, Maturing June 30, 2010	318,750
			$13,863,199
Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	300,000	Term Loan, 9.32%, Maturing May 31, 2013	$262,066
		Liberator Midco, Ltd.
EUR	250,000	Term Loan, 7.02%, Maturing October 27, 2013	351,951
EUR	250,000	Term Loan, 7.39%, Maturing October 27, 2014	353,802
			$967,819
Building and Development — 2.5%
		Building Materials Corp. of America
396,015		Term Loan, 6.69%, Maturing February 22, 2014	$321,338
		Capital Automotive REIT
395,362		Term Loan, 6.39%, Maturing December 16, 2010	378,918
		Epco/Fantome, LLC
460,000		Term Loan, 5.90%, Maturing November 23, 2010	457,700
		Hovstone Holdings, LLC
172,249		Term Loan, 5.80%, Maturing February 28, 2009 (3)	153,043
		LNR Property Corp.
800,000		Term Loan, 7.63%, Maturing July 3, 2011	740,000
		Mueller Water Products, Inc.
1,201,128		Term Loan, Maturing May 24, 2014 (2)	1,139,570
305,284		Term Loan, 5.14%, Maturing May 24, 2014	287,756
		Nortek, Inc.
972,362		Term Loan, 5.53%, Maturing August 27, 2011	899,435
		Panolam Industries Holdings, Inc.
155,749		Term Loan, 7.59%, Maturing September 30, 2012	136,281
		PLY GEM Industries, Inc.
526,213		Term Loan, 7.58%, Maturing August 15, 2011	466,224
16,459		Term Loan, 7.58%, Maturing August 15, 2011	14,583
		Realogy Corp.
258,549		Term Loan, 7.76%, Maturing September 1, 2014	217,989
960,326		Term Loan, 7.51%, Maturing September 1, 2014	809,675
		Stile Acquisition Corp.
301,373		Term Loan, 5.65%, Maturing April 6, 2013	260,927
		Stile U.S. Acquisition Corp.
301,887		Term Loan, 5.65%, Maturing April 6, 2013	261,372
		TRU 2005 RE Holding Co.
1,325,000		Term Loan, 7.63%, Maturing December 9, 2008	1,246,328
		United Subcontractors, Inc.
250,000		Term Loan, 12.21%, Maturing June 27, 2013 (3)	179,150
		Wintergames Acquisition ULC
788,731		Term Loan, 6.55%, Maturing April 24, 2008	775,914
			$8,746,203
Business Equipment and Services — 4.5%
		ACCO Brands Corp.
924,812		Term Loan, 6.38%, Maturing August 17, 2012	$864,699
		Acxiom Corp.
500,000		Term Loan, 6.20%, Maturing September 15, 2012	480,000
		Affiliated Computer Services
245,000		Term Loan, 5.29%, Maturing March 20, 2013	235,143
1,113,100		Term Loan, 5.85%, Maturing March 20, 2013	1,068,315

		Affinion Group, Inc.
908,129		Term Loan, 7.44%, Maturing October 17, 2012	$852,128
		Allied Security Holdings, LLC
357,955		Term Loan, 7.83%, Maturing June 30, 2010	338,267
		Buhrmann US, Inc.
EUR	1,311,664	Term Loan, 6.70%, Maturing December 23, 2010	1,903,209
		DynCorp International, LLC
436,421		Term Loan, 6.88%, Maturing February 11, 2011	411,690
		Education Management, LLC
434,659		Term Loan, 6.63%, Maturing June 1, 2013	402,905
		Info USA, Inc.
196,020		Term Loan, 6.83%, Maturing February 14, 2012	191,119
		Intergraph Corp.
421,020		Term Loan, Maturing May 29, 2014 (2)	404,179
		Mitchell International, Inc.
193,525		Term Loan, 6.84%, Maturing March 28, 2014	174,173
		N.E.W. Holdings I, LLC
270,038		Term Loan, 7.13%, Maturing May 22, 2014	237,633
		Protection One, Inc.
192,487		Term Loan, 6.45%, Maturing March 31, 2012	177,088
		Quintiles Transnational Corp.
500,000		Term Loan, 8.83%, Maturing March 31, 2014	480,625
		Sabre, Inc.
1,364,593		Term Loan, 5.24%, Maturing September 30, 2014	1,122,549
		Sitel (Client Logic)
292,041		Term Loan, 5.94%, Maturing January 29, 2014	260,646
		SunGard Data Systems, Inc.
2,930,338		Term Loan, 6.90%, Maturing February 11, 2013	2,723,078
		TDS Investor Corp.
EUR	525,796	Term Loan, 7.02%, Maturing August 23, 2013	698,698
		Valassis Communications, Inc.
114,527		Term Loan, 0.00%, Maturing March 2, 2014 (4)	102,502
538,543		Term Loan, 6.58%, Maturing March 2, 2014	481,996
		VWR International, Inc.
450,000		Term Loan, 7.33%, Maturing June 28, 2013	414,562
		WAM Acquisition, S.A.
EUR	153,716	Term Loan, 6.96%, Maturing May 4, 2014	205,506
EUR	96,284	Term Loan, 6.96%, Maturing May 4, 2014	128,820
EUR	153,716	Term Loan, 7.21%, Maturing May 4, 2015	206,644
EUR	96,284	Term Loan, 7.21%, Maturing May 4, 2015	129,468
		West Corp.
691,267		Term Loan, 5.85%, Maturing October 24, 2013	639,682
			$15,335,324
Cable and Satellite Television — 5.2%
		Bragg Communications, Inc.
199,500		Term Loan, 7.58%, Maturing August 31, 2014	$197,505
		Bresnan Broadband Holdings, LLC
2,000,000		Term Loan, 5.93%, Maturing March 29, 2014	1,869,166
		Cequel Communications, LLC
475,000		Term Loan, 9.41%, Maturing May 5, 2014	407,609
990,066		Term Loan, 10.91%, Maturing May 5, 2014	851,457
		Charter Communications Operating, Inc.
2,991,833		Term Loan, 5.26%, Maturing April 28, 2013	2,619,293
		CSC Holdings, Inc.
1,876,674		Term Loan, 6.90%, Maturing March 29, 2013	1,731,065
		CW Media Holdings, Inc.
199,500		Term Loan, 8.08%, Maturing February 15, 2015	193,515
		Insight Midwest Holdings, LLC
1,029,375		Term Loan, 6.73%, Maturing April 6, 2014	946,882
		Kabel Deutschland GmbH
EUR	1,000,000	Term Loan, 6.48%, Maturing March 31, 2012	1,365,853
		NTL Investment Holdings, Ltd.
GBP	538,924	Term Loan, 7.66%, Maturing March 30, 2012	986,742
GBP	461,076	Term Loan, 7.66%, Maturing March 30, 2012	844,206

		Orion Cable GmbH
EUR	375,000	Term Loan, 7.47%, Maturing October 31, 2014	$528,455
EUR	375,000	Term Loan, 7.98%, Maturing October 31, 2015	529,248
		ProSiebenSat.1 Media AG
EUR	91,800	Term Loan, 6.77%, Maturing March 2, 2015	106,765
EUR	9,415	Term Loan, 6.55%, Maturing June 26, 2015	12,191
EUR	231,985	Term Loan, 6.55%, Maturing June 26, 2015	300,386
EUR	91,800	Term Loan, 7.02%, Maturing March 2, 2016	107,444
		UPC Broadband Holding B.V.
EUR	1,150,000	Term Loan, 6.30%, Maturing October 16, 2011	1,532,808
	1,550,000	Term Loan, 6.38%, Maturing December 31, 2014	1,401,054
		YPSO Holding SA
EUR	496,137	Term Loan, 6.70%, Maturing July 28, 2014	645,053
EUR	191,468	Term Loan, 6.70%, Maturing July 28, 2014	248,937
EUR	312,395	Term Loan, 6.70%, Maturing July 28, 2014	406,161
			$17,831,795
Chemicals and Plastics — 3.8%
		Brenntag Holding GmbH and Co.
EUR	1,061,751	Term Loan, 8.52%, Maturing December 23, 2013	$1,540,588
		Cognis GmbH
400,000		Term Loan, 6.99%, Maturing September 15, 2013	356,333
		Foamex L.P.
223,235		Term Loan, 6.48%, Maturing February 12, 2013	194,959
		Georgia Gulf Corp.
225,409		Term Loan, 7.03%, Maturing October 3, 2013	210,006
		Hexion Specialty Chemicals, Inc.
1,462,749		Term Loan, 7.00%, Maturing May 5, 2013	1,377,626
317,751		Term Loan, 7.13%, Maturing May 5, 2013	299,260
		INEOS Group
490,000		Term Loan, 7.86%, Maturing December 14, 2014	454,271
		Innophos, Inc.
438,956		Term Loan, 7.08%, Maturing August 10, 2010	421,398
		ISP Chemco, Inc.
1,194,000		Term Loan, 6.68%, Maturing June 4, 2014	1,114,151
		Kleopatra
225,000		Term Loan, 7.04%, Maturing January 3, 2016	181,406
EUR	200,000	Term Loan, 7.12%, Maturing January 3, 2016	226,778
		Kranton Polymers, LLC
652,671		Term Loan, 6.75%, Maturing May 12, 2013	606,168
		Lucite International Group Holdings
182,338		Term Loan, 5.50%, Maturing July 7, 2013	167,751
64,561		Term Loan, 5.50%, Maturing July 7, 2013	59,396
		MacDermid, Inc.
EUR	416,021	Term Loan, 7.02%, Maturing April 12, 2014	588,243
		Millenium Inorganic Chemicals
300,000		Term Loan, 10.48%, Maturing October 31, 2014	233,250
		Momentive Performance Material
346,500		Term Loan, 7.13%, Maturing December 4, 2013	319,337
		Nalco Co.
1,641,055		Term Loan, 5.87%, Maturing November 4, 2010	1,604,815
		Propex Fabrics, Inc.
234,257		Term Loan, 10.00%, Maturing July 31, 2012	169,251
		Rockwood Specialties Group
EUR	1,455,000	Term Loan, 6.14%, Maturing July 30, 2012	2,041,174
		Solo Cup Co.
586,798		Term Loan, 8.41%, Maturing February 27, 2011	569,509
		Solutia, Inc.
472,569		DIP Loan, 6.49%, Maturing March 31, 2008	466,957
			$13,202,627
Clothing/Textiles — 0.2%
		Hanesbrands, Inc.
366,094		Term Loan, 5.00%, Maturing September 5, 2013	$354,024
250,000		Term Loan, 6.99%, Maturing March 5, 2014	248,021
		St. John Knits International, Inc.
122,199		Term Loan, 7.84%, Maturing March 23, 2012	120,366
			$722,411

Conglomerates — 2.5%
		Amsted Industries, Inc.
511,876		Term Loan, 6.38%, Maturing October 15, 2010	$495,880
		Doncasters (Dunde HoldCo 4 Ltd.)
124,984		Term Loan, 6.82%, Maturing July 13, 2015	118,969
124,984		Term Loan, 7.32%, Maturing July 13, 2015	119,282
GBP	250,000	Term Loan, 10.20%, Maturing January 13, 2016	459,725
		GenTek, Inc.
640,258		Term Loan, 6.44%, Maturing February 25, 2011	623,451
		Goodman Global Holdings, Inc.
109,023		Term Loan, 6.59%, Maturing December 23, 2011	108,546
		ISS Holdings A/S
EUR	122,807	Term Loan, 6.95%, Maturing December 31, 2013	167,009
EUR	877,193	Term Loan, 6.95%, Maturing December 31, 2013	1,192,922
		Jarden Corp.
363,126		Term Loan, 6.58%, Maturing January 24, 2012	341,086
204,397		Term Loan, 6.58%, Maturing January 24, 2012	191,991
500,000		Term Loan, 7.33%, Maturing January 24, 2012	484,166
		Johnson Diversey, Inc.
714,029		Term Loan, 6.88%, Maturing December 16, 2011	689,038
		Polymer Group, Inc.
1,285,134		Term Loan, 7.09%, Maturing November 22, 2012	1,259,431
		RBS Global, Inc.
988,770		Term Loan, 6.43%, Maturing July 19, 2013	950,868
		RGIS Holdings, LLC
852,857		Term Loan, 5.76%, Maturing April 30, 2014	746,250
42,643		Term Loan, 5.77%, Maturing April 30, 2014	37,312
		US Investigations Services, Inc.
523,684		Term Loan, 7.91%, Maturing February 21, 2015	487,681
		Vertrue, Inc.
249,375		Term Loan, 7.83%, Maturing August 16, 2014	230,672
			$8,704,279
Containers and Glass Products — 3.3%
		Berry Plastics Corp.
1,042,125		Term Loan, 7.16%, Maturing April 3, 2015	$903,458
		Bluegrass Container Co.
107,753		Term Loan, 6.57%, Maturing June 30, 2013	104,905
360,122		Term Loan, 6.68%, Maturing June 30, 2013	350,604
84,848		Term Loan, 8.40%, Maturing December 30, 2013	84,530
265,152		Term Loan, 8.40%, Maturing December 30, 2013	264,157
		Consolidated Container Co.
322,563		Term Loan, 5.50%, Maturing March 28, 2014	265,308
		Crown Americas, Inc.
EUR	980,000	Term Loan, 6.33%, Maturing November 15, 2012	1,407,458
		Graham Packaging Holdings Co.
1,191,000		Term Loan, 7.25%, Maturing October 7, 2011	1,107,464
		Graphic Packaging International, Inc.
1,483,886		Term Loan, 6.03%, Maturing May 16, 2014	1,366,205
		JSG Acquisitions
EUR	1,250,000	Term Loan, 6.57%, Maturing December 31, 2014	1,703,269
EUR	1,250,000	Term Loan, 6.57%, Maturing December 31, 2014	1,711,366
		Pregis Corp.
977,500		Term Loan, 7.08%, Maturing October 12, 2011	923,737
		Smurfit-Stone Container Corp.
428,496		Term Loan, 6.60%, Maturing November 1, 2011	410,404
725,370		Term Loan, 7.02%, Maturing November 1, 2011	694,542
244,516		Term Loan, 7.06%, Maturing November 1, 2011	234,192
			$11,531,599
Cosmetics/Toiletries — 0.5%
		American Safety Razor Co.
467,626		Term Loan, 5.95%, Maturing July 31, 2013	$453,597
300,000		Term Loan, 11.69%, Maturing July 31, 2014	297,000
		Bausch & Lomb, Inc.
40,000		Term Loan, 6.51%, Maturing April 30, 2015 (4)	39,100
160,000		Term Loan, 8.08%, Maturing April 30, 2015	156,400
		Prestige Brands, Inc.
609,619		Term Loan, 6.98%, Maturing April 7, 2011	592,473
			$1,538,570

Drugs — 0.3%
Pharmaceutical Holdings Corp.
148,500	Term Loan, 6.53%, Maturing January 30, 2012	$144,788
Stiefel Laboratories, Inc.
160,895	Term Loan, 6.69%, Maturing December 28, 2013	154,459
210,355	Term Loan, 6.69%, Maturing December 28, 2013	201,941
Warner Chilcott Corp.
185,147	Term Loan, 6.59%, Maturing January 18, 2012	176,815
538,281	Term Loan, 6.77%, Maturing January 18, 2012	514,059
$1,192,062
Ecological Services and Equipment — 0.9%
Big Dumpster Merger Sub, Inc.
97,528	Term Loan, 7.08%, Maturing February 5, 2013	$88,506
Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 7.02%, Maturing April 1, 2015	710,688
Kemble Water Structure Ltd.
GBP	500,000	Term Loan, 10.05%, Maturing October 13, 2013	934,050
Sensus Metering Systems, Inc.
381,544	Term Loan, 6.67%, Maturing December 17, 2010	364,374
24,789	Term Loan, 6.88%, Maturing December 17, 2010	23,674
Waste Services, Inc.
500,000	Term Loan, 7.40%, Maturing March 31, 2011	470,000
Wastequip, Inc.
401,222	Term Loan, 7.08%, Maturing February 5, 2013	364,109
$2,955,401
Electronics/Electrical — 2.1%
Aspect Software, Inc.
508,330	Term Loan, 7.94%, Maturing July 11, 2011	$487,997
500,000	Term Loan, 11.50%, Maturing July 11, 2013	472,500
Freescale Semiconductor, Inc.
1,212,750	Term Loan, 6.38%, Maturing December 1, 2013	1,033,111
Infor Enterprise Solutions Holdings
746,268	Term Loan, 8.58%, Maturing July 28, 2012	679,104
389,357	Term Loan, 8.58%, Maturing July 28, 2012	354,315
250,000	Term Loan, 10.33%, Maturing March 2, 2014	214,375
91,667	Term Loan, 11.08%, Maturing March 2, 2014	78,604
158,333	Term Loan, 11.08%, Maturing March 2, 2014	135,771
Invensys International Holding
EUR	650,000	Term Loan, 6.71%, Maturing December 15, 2010	937,127
Network Solutions, LLC
206,866	Term Loan, 6.99%, Maturing March 7, 2014	185,145
Open Solutions, Inc.
322,620	Term Loan, 5.85%, Maturing January 23, 2014	298,020
Sensata Technologies Finance Co.
992,443	Term Loan, 5.06%, Maturing April 27, 2013	894,617
Spectrum Brands, Inc.
16,486	Term Loan, 8.63%, Maturing March 30, 2013	15,340
328,159	Term Loan, 8.65%, Maturing March 30, 2013	305,352
SS&C Technologies, Inc.
410,209	Term Loan, 6.83%, Maturing November 23, 2012	397,902
Vertafore, Inc.
492,528	Term Loan, 7.52%, Maturing January 31, 2012	465,439
275,000	Term Loan, 11.02%, Maturing January 31, 2013	257,125
$7,211,844
Equipment Leasing — 0.3%
AWAS Capital, Inc.
621,009	Term Loan, 10.94%, Maturing March 22, 2013	$562,014
Maxim Crane Works, L.P.
248,750	Term Loan, 6.60%, Maturing June 29, 2014	225,119
United Rentals, Inc.
77,260	Term Loan, 6.75%, Maturing February 14, 2011	74,170
183,195	Term Loan, 6.09%, Maturing February 14, 2011	175,867
$1,037,170
Farming/Agriculture — 0.1%
BF Bolthouse HoldCo, LLC
375,000	Term Loan, 10.33%, Maturing December 16, 2013	$346,875
$346,875

Financial Intermediaries — 0.6%
		Citco III, Ltd.
250,000		Term Loan, 6.97%, Maturing June 30, 2014	$237,188
		Jupiter Asset Management Group
GBP	220,143	Term Loan, 8.73%, Maturing June 30, 2015	397,982
		LPL Holdings, Inc.
994,987		Term Loan, 6.83%, Maturing December 18, 2014	939,019
		Nuveen Investments, Inc.
400,000		Term Loan, 7.29%, Maturing November 2, 2014	388,281
		Travelex America Holdings, Inc.
125,000		Term Loan, 6.49%, Maturing October 31, 2013	121,875
125,000		Term Loan, 6.98%, Maturing October 31, 2014	122,500
			$2,206,845
Food Products — 3.0%
		Acosta, Inc.
615,625		Term Loan, 5.53%, Maturing July 28, 2013	$575,609
		Advantage Sales & Marketing, Inc.
997,248		Term Loan, 5.77%, Maturing March 29, 2013	927,440
		American Seafoods Group, LLC
739,900		Term Loan, 6.58%, Maturing September 30, 2011	715,391
		BL Marketing, Ltd.
GBP	300,000	Term Loan, 8.81%, Maturing December 20, 2013	572,651
GBP	300,000	Term Loan, 9.31%, Maturing December 20, 2014	573,414
		Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan, 8.97%, Maturing January 24, 2016	1,343,645
		Charden International B.V.
EUR	247,502	Term Loan, 6.70%, Maturing March 14, 2014	354,237
EUR	247,502	Term Loan, 7.20%, Maturing March 14, 2015	357,061
		Chiquita Brands, LLC
796,407		Term Loan, 6.31%, Maturing June 28, 2012	778,090
		Dean Foods Co.
967,688		Term Loan, 6.58%, Maturing April 2, 2014	904,898
		Michael Foods, Inc.
197,824		Term Loan, 6.85%, Maturing November 21, 2010	194,177
		Nash-Finch Co.
339,143		Term Loan, 7.13%, Maturing November 12, 2010	323,881
		Pinnacle Foods Finance, LLC
1,069,625		Term Loan, 7.48%, Maturing April 2, 2014	968,011
		Reddy Ice Group, Inc.
925,000		Term Loan, 6.13%, Maturing August 9, 2012	883,375
		Ruby Acquisitions, Ltd.
GBP	441,631	Term Loan, 9.30%, Maturing January 5, 2015	797,848
			$10,269,728
Food Service — 1.1%
		Aramark Corp.
GBP	544,500	Term Loan, 8.17%, Maturing January 27, 2014	$990,456
		Buffets, Inc.
372,059		DIP Loan, Maturing January 22, 2009 (2)	364,618
52,500		Term Loan, 7.83%, Maturing May 1, 2013	32,970
393,017		Term Loan, 7.98%, Maturing November 1, 2013	246,815
		Denny’s, Inc.
37,000		Term Loan, 6.63%, Maturing March 31, 2012	35,890
152,523		Term Loan, 6.85%, Maturing March 31, 2012	147,947
		JRD Holdings, Inc.
615,856		Term Loan, 7.19%, Maturing June 26, 2014	589,683
		OSI Restaurant Partners, LLC
18,797		Term Loan, 4.88%, Maturing May 9, 2013	15,903
222,378		Term Loan, 7.13%, Maturing May 9, 2014	188,142
		QCE Finance, LLC
275,000		Term Loan, 10.58%, Maturing November 5, 2013	238,333
		Selecta
EUR	741,246	Term Loan, 7.14%, Maturing June 28, 2015	987,740
			$3,838,497

Food/Drug Retailers — 1.4%
		General Nutrition Centers, Inc.
797,750		Term Loan, 7.04%, Maturing September 16, 2013	$682,475
		Iceland Foods Group, Ltd.
GBP	250,000	Term Loan, 8.71%, Maturing May 2, 2014	489,545
GBP	250,000	Term Loan, 9.21%, Maturing May 2, 2015	492,030
		Rite Aid Corp.
1,000,000		Term Loan, Maturing June 1, 2014 (2)	940,000
1,000,000		Term Loan, 5.71%, Maturing June 1, 2014	910,000
		Roundy’s Supermarkets, Inc.
1,307,323		Term Loan, 7.91%, Maturing November 3, 2011	1,259,116
			$4,773,166
Forest Products — 1.0%
		Georgia-Pacific Corp.
2,707,405		Term Loan, 6.87%, Maturing December 20, 2012	$2,506,042
		INEOS Group
490,000		Term Loan, 7.36%, Maturing December 14, 2013	454,271
		Newpage Corp.
375,000		Term Loan, 8.69%, Maturing December 5, 2014	365,208
		Xerium Technologies, Inc.
EUR	3,976	Term Loan, 7.52%, Maturing May 18, 2012	5,887
			$3,331,408
Healthcare — 5.7%
		Accellent, Inc.
1,013,299		Term Loan, 7.79%, Maturing November 22, 2012	$866,370
		Alliance Imaging, Inc.
470,000		Term Loan, 6.26%, Maturing December 29, 2011	444,150
		American Medical Systems
429,076		Term Loan, 7.54%, Maturing July 20, 2012	390,459
		AMR HoldCo, Inc.
320,239		Term Loan, 7.13%, Maturing February 10, 2012	309,831
		Biomet, Inc.
EUR	349,125	Term Loan, 7.78%, Maturing December 26, 2014	501,407
773,063		Term Loan, 7.86%, Maturing December 26, 2014	752,067
		Cardinal Health 409, Inc.
422,875		Term Loan, 7.08%, Maturing April 10, 2014	377,416
		Carestream Health, Inc.
500,000		Term Loan, Maturing April 30, 2013 (2)	457,500
491,722		Term Loan, 5.76%, Maturing April 30, 2013	422,653
		Carl Zeiss Vision Holding GmbH
400,000		Term Loan, 7.64%, Maturing March 23, 2015	381,333
		Community Health Systems, Inc.
106,729		Term Loan, 0.00%, Maturing July 25, 2014 (4)	98,765
2,122,119		Term Loan, 7.33%, Maturing July 25, 2014	1,963,777
		Dako EQT Project Delphi
250,000		Term Loan, 8.66%, Maturing December 12, 2016 (3)	217,450
		DaVita, Inc.
1,201,075		Term Loan, 5.57%, Maturing October 5, 2012	1,141,703
		DJO Finance, LLC
200,000		Term Loan, 7.83%, Maturing May 15, 2014	196,250
		HCA, Inc.
1,930,500		Term Loan, 7.08%, Maturing November 18, 2013	1,788,577
		Health Management Association, Inc.
1,878,798		Term Loan, 6.56%, Maturing February 28, 2014	1,657,804
		HealthSouth Corp.
500,000		Term Loan, 6.91%, Maturing March 10, 2013	468,750
		IM U.S. Holdings, LLC
323,375		Term Loan, 6.84%, Maturing June 26, 2014	299,122
		Invacare Corp.
237,000		Term Loan, 5.50%, Maturing February 12, 2013	225,298
		inVentiv Health, Inc.
14,286		Term Loan, 0.00%, Maturing July 6, 2014 (4)	13,554
234,536		Term Loan, 6.58%, Maturing July 6, 2014	223,102
		LifeCare Holdings, Inc.
219,938		Term Loan, 9.10%, Maturing August 11, 2012	192,995

		MultiPlan Merger Corp.
496,338		Term Loan, Maturing April 12, 2013 (2)	$475,244
		National Mentor Holdings, Inc.
16,800		Term Loan, 5.32%, Maturing June 29, 2013	15,582
278,952		Term Loan, 6.73%, Maturing June 29, 2013	258,728
		Nyco Holdings
EUR	312,500	Term Loan, 7.01%, Maturing December 29, 2014	376,319
EUR	312,500	Term Loan, 7.76%, Maturing December 29, 2015	378,632
		P&F Capital S.A.R.L.
EUR	209,223	Term Loan, 7.34%, Maturing February 21, 2014	300,981
EUR	65,049	Term Loan, 7.34%, Maturing February 21, 2014	93,576
EUR	125,235	Term Loan, 7.34%, Maturing February 21, 2014	180,158
EUR	100,494	Term Loan, 7.34%, Maturing February 21, 2014	144,566
EUR	94,595	Term Loan, 7.84%, Maturing February 21, 2015	136,880
EUR	35,135	Term Loan, 7.84%, Maturing February 21, 2015	50,841
EUR	72,973	Term Loan, 7.84%, Maturing February 21, 2015	105,593
EUR	297,297	Term Loan, 7.84%, Maturing February 21, 2015	430,196
		ReAble Therapeutics Finance, LLC
1,450,883		Term Loan, 6.83%, Maturing November 16, 2013	1,381,966
		Select Medical Holding Corp.
984,994		Term Loan, 6.99%, Maturing February 24, 2012	920,149
		Vanguard Health Holding Co., LLC
729,617		Term Loan, 5.52%, Maturing September 23, 2011	677,632
		Viant Holdings, Inc.
498,747		Term Loan, Maturing June 25, 2014 (2)	451,989
			$19,769,365
Home Furnishings — 0.4%
		Interline Brands, Inc.
278,370		Term Loan, 5.02%, Maturing June 23, 2013	$272,454
192,391		Term Loan, 5.02%, Maturing June 23, 2013	188,303
		Oreck Corp.
448,341		Term Loan, 7.66%, Maturing February 2, 2012 (3)	260,038
		Simmons Co.
806,601		Term Loan, 5.75%, Maturing December 19, 2011	737,032
			$1,457,827
Industrial Equipment — 1.4%
		Alliance Laundry Holdings, LLC
254,395		Term Loan, 7.63%, Maturing January 27, 2012	$245,491
		Brand Energy & Infrastructure Service, Inc.
199,500		Term Loan, 7.91%, Maturing February 7, 2014	192,019
		CEVA Group PLC U.S.
764,450		Term Loan, 6.28%, Maturing January 4, 2014	745,339
267,079		Term Loan, 7.24%, Maturing January 4, 2014	260,402
262,114		Term Loan, 7.83%, Maturing January 4, 2014	255,561
		EPD Holdings (Goodyear Engineering Products)
610,969		Term loan, 5.75%, Maturing July 13, 2014	552,927
87,500		Term Loan, 5.78%, Maturing July 13, 2014	79,188
200,000		Term Loan, 8.99%, Maturing July 13, 2015	178,083
		Generac Acquisition Corp.
367,500		Term Loan, 7.20%, Maturing November 7, 2013	309,750
		Gleason Corp.
174,893		Term Loan, 6.56%, Maturing June 30, 2013	163,744
20,089		Term Loan, 6.56%, Maturing June 30, 2013	18,808
		John Maneely Co.
539,136		Term Loan, 7.77%, Maturing December 8, 2013	463,272
		Polypore, Inc.
845,750		Term Loan, 5.52%, Maturing July 3, 2014	797,119
		Sequa Corp.
500,000		Term Loan, 8.08%, Maturing November 30, 2014	477,917
		TFS Acquisition Corp.
222,188		Term Loan, 8.33%, Maturing August 11, 2013	213,300
			$4,952,920

Insurance — 0.8%
CCC Information Services Group, Inc.
568,938	Term Loan, 7.36%, Maturing February 10, 2013	$554,715
Conseco, Inc.
790,007	Term Loan, 5.27%, Maturing October 10, 2013	715,614
Crawford & Company
352,143	Term Loan, 7.58%, Maturing October 31, 2013	329,254
Crump Group, Inc.
266,023	Term Loan, 7.83%, Maturing August 4, 2014	262,033
Hub International Holdings, Inc.
132,317	Term Loan, 6.07%, Maturing June 13, 2014 (4)	119,086
589,359	Term Loan, 7.33%, Maturing June 13, 2014	530,423
U.S.I. Holdings Corp.
223,875	Term Loan, 7.58%, Maturing May 4, 2014	207,644
$2,718,769
Leisure Goods/Activities/Movies — 3.5%
24 Hour Fitness Worldwide, Inc.
397,913	Term Loan, 6.95%, Maturing June 8, 2012	$362,100
AMC Entertainment, Inc.
563,500	Term Loan, 5.04%, Maturing January 26, 2013	520,835
Bombardier Recreational Product
524,051	Term Loan, 6.43%, Maturing June 28, 2013	497,412
Cedar Fair, L.P.
861,875	Term Loan, 5.27%, Maturing August 30, 2012	808,385
Cinemark, Inc.
1,032,831	Term Loan, 6.51%, Maturing October 5, 2013	947,461
HEI Acquisition, LLC
550,000	Term Loan, 7.31%, Maturing April 13, 2014	539,000
Metro-Goldwyn-Mayer Holdings, Inc.
2,127,113	Term Loan, 8.11%, Maturing April 8, 2012	1,900,864
National CineMedia, LLC
1,225,000	Term Loan, 6.87%, Maturing February 13, 2015	1,117,813
Red Football, Ltd.
GBP	500,000	Term Loan, 8.50%, Maturing August 16, 2014	953,826
GBP	500,000	Term Loan, 8.75%, Maturing August 16, 2015	958,796
Revolution Studios Distribution Co., LLC
352,717	Term Loan, 7.03%, Maturing December 21, 2014	340,372
225,000	Term Loan, 10.28%, Maturing June 21, 2015	219,375
Six Flags Theme Parks, Inc.
845,750	Term Loan, 7.25%, Maturing April 30, 2015	733,101
Universal City Development Partners, Ltd.
925,455	Term Loan, 6.45%, Maturing June 9, 2011	907,524
WMG Acquisition Corp.
970,574	Term Loan, 6.73%, Maturing February 28, 2011	909,913
Zuffa, LLC
497,500	Term Loan, 6.94%, Maturing June 20, 2016	410,438
$12,127,215
Lodging and Casinos — 2.3%
Bally Technologies, Inc.
927,423	Term Loan, 7.36%, Maturing September 5, 2009	$922,496
Gala Electric Casinos, Ltd.
GBP	832,843	Term Loan, 8.81%, Maturing December 12, 2013	1,512,197
GBP	832,902	Term Loan, 9.29%, Maturing December 12, 2014	1,519,665
Isle of Capri Casinos, Inc.
172,059	Term Loan, 5.04%, Maturing November 30, 2013	151,412
570,661	Term Loan, 6.58%, Maturing November 30, 2013	502,182
228,265	Term Loan, 6.58%, Maturing November 30, 2013	200,873
New World Gaming Partners, Ltd.
291,667	Term Loan, 7.23%, Maturing June 30, 2014	258,854
58,333	Term Loan, 7.23%, Maturing June 30, 2014	51,771
Penn National Gaming, Inc.
1,383,162	Term Loan, 5.66%, Maturing October 3, 2012	1,354,116

		Venetian Casino Resort/Las Vegas Sands Inc.
230,000		Term Loan, 0.00%, Maturing May 14, 2014 (4)	$204,341
	915,400	Term Loan, 6.58%, Maturing May 23, 2014	813,276
		VML US Finance, LLC
	133,333	Term Loan, 7.08%, Maturing May 25, 2012	124,620
	266,667	Term Loan, 7.08%, Maturing May 25, 2013	249,241
			$7,865,044
Nonferrous Metals/Minerals — 0.7%
		Euramax International, Inc.
167,105		Term Loan, 12.65%, Maturing June 28, 2013	$124,995
	82,895	Term Loan, 12.65%, Maturing June 28, 2013	62,005
		Murray Energy Corp.
	729,375	Term Loan, 7.91%, Maturing January 28, 2010	696,553
		Neo Material Technologies, Inc.
	268,125	Term Loan, 8.31%, Maturing August 31, 2009	268,125
		Noranda Aluminum Acquisition
	563,750	Term Loan, 6.91%, Maturing May 18, 2014	533,213
		Novelis, Inc.
	178,789	Term Loan, 6.83%, Maturing June 28, 2014	164,709
	393,336	Term Loan, 6.83%, Maturing June 28, 2014	362,361
		Thompson Creek Metals Co.
	225,674	Term Loan, 9.40%, Maturing October 26, 2012	223,418
			$2,435,379
Oil and Gas — 1.4%
		Atlas Pipeline Partners L.P.
	415,000	Term Loan, 6.03%, Maturing July 20, 2014	$408,256
		Concho Resources, Inc.
	321,713	Term Loan, 9.23%, Maturing March 27, 2012	316,083
		Dresser, Inc.
	300,000	Term Loan, 11.13%, Maturing May 4, 2015	271,500
		Dynegy Holdings, Inc.
	1,000,000	Term Loan, Maturing April 2, 2013 (2)	923,500
		Enterprise GP Holdings L.P.
	300,000	Term Loan, 6.75%, Maturing October 31, 2014	297,375
		Hercules Offshore, Inc.
	199,000	Term Loan, 6.58%, Maturing July 6, 2013	191,065
		Kinder Morgan, Inc.
	1,012,932	Term Loan, 4.78%, Maturing May 21, 2014	1,003,839
		Niska Gas Storage
	69,127	Term Loan, 6.74%, Maturing May 13, 2011	65,325
	41,328	Term Loan, 6.81%, Maturing May 13, 2011	39,055
	61,010	Term Loan, 7.32%, Maturing May 13, 2011	57,655
	376,888	Term Loan, 7.32%, Maturing May 12, 2013	356,159
		Primary Natural Resources, Inc.
	491,250	Term Loan, 6.00%, Maturing July 28, 2010 (3)	482,506
		Targa Resources, Inc.
	87,903	Term Loan, 6.84%, Maturing October 31, 2012	84,431
	234,015	Term Loan, 6.90%, Maturing October 31, 2012	224,772
			$4,721,521
Publishing — 5.3%
		American Media Operations, Inc.
	1,000,000	Term Loan, 8.25%, Maturing January 31, 2013	$940,000
		CanWest MediaWorks, Ltd.
	223,875	Term Loan, 7.08%, Maturing July 10, 2014	216,039
		GateHouse Media Operating, Inc.
	175,000	Term Loan, 6.50%, Maturing August 28, 2014	140,000
	375,000	Term Loan, 7.07%, Maturing August 28, 2014	300,000
		Idearc, Inc.
	2,826,475	Term Loan, 6.83%, Maturing November 17, 2014	2,583,655
		Laureate Education, Inc.
	59,434	Term Loan, 0.00%, Maturing August 17, 2014 (4)	55,571
	400,180	Term Loan, 8.73%, Maturing August 17, 2014	374,168
		MediaNews Group, Inc.
	270,875	Term Loan, 7.08%, Maturing August 2, 2013	228,889
		Mediannuaire Holding
EUR	250,000	Term Loan, 7.18%, Maturing October 10, 2014	335,171
EUR	250,000	Term Loan, 7.68%, Maturing October 10, 2015	337,762

		Nebraska Book Co., Inc.
723,779		Term Loan, 7.65%, Maturing March 4, 2011	$702,970
		Nielsen Finance, LLC
1,975,006		Term Loan, 6.96%, Maturing August 9, 2013	1,830,720
		Philadelphia Newspapers, LLC
213,507		Term Loan, 7.92%, Maturing June 29, 2013	190,021
		Reader’s Digest Association
918,063		Term Loan, 7.19%, Maturing March 2, 2014	805,217
		Seat Pagine Gialle SpA
EUR	1,574,725	Term Loan, 6.18%, Maturing May 25, 2012	2,238,276
		SP Newsprint Co.
652,602		Term Loan, 7.02%, Maturing January 9, 2010	590,605
		TL Acquisitions, Inc.
723,188		Term Loan, 6.20%, Maturing July 5, 2014	652,878
		Trader Media Corp.
GBP	437,625	Term Loan, 7.68%, Maturing March 23, 2015	806,924
		Tribune Co.
490,000		Term Loan, 7.40%, Maturing May 17, 2009	458,916
796,000		Term Loan, 7.91%, Maturing May 17, 2014	600,284
		World Directories Acquisition
EUR	877,676	Term Loan, 6.72%, Maturing May 31, 2014	1,177,660
		Xsys, Inc.
EUR	1,000,000	Term Loan, 7.00%, Maturing September 27, 2014	1,381,030
		YBR Acquisition BV
EUR	450,000	Term Loan, 7.27%, Maturing June 30, 2013	642,475
EUR	450,000	Term Loan, 7.77%, Maturing June 30, 2014	646,758
			$18,235,989
Radio and Television — 1.9%
		Block Communications, Inc.
269,500		Term Loan, 6.83%, Maturing December 22, 2011	$249,288
		CMP KC, LLC
486,844		Term Loan, 8.47%, Maturing May 5, 2013	445,462
		NEP II, Inc.
173,687		Term Loan, 7.11%, Maturing February 16, 2014	164,279
		Nexstar Broadcasting, Inc.
385,182		Term Loan, 6.58%, Maturing October 1, 2012	350,515
364,716		Term Loan, 6.58%, Maturing October 1, 2012	331,891
		PanAmSat Corp.
691,250		Term Loan, 6.60%, Maturing January 3, 2014	605,337
		Paxson Communications Corp.
850,000		Term Loan, 7.51%, Maturing January 15, 2012	799,000
		SFX Entertainment
368,016		Term Loan, 7.58%, Maturing June 21, 2013	356,976
		Tyrol Acquisition 2 SAS
EUR	250,000	Term Loan, 6.19%, Maturing January 19, 2015	324,891
EUR	250,000	Term Loan, 6.65%, Maturing January 19, 2016	326,573
		Univision Communications, Inc.
200,000		Term Loan, 5.77%, Maturing March 29, 2009	189,375
67,953		Term Loan, 0.00%, Maturing September 29, 2014 (4)	56,068
1,957,047		Term Loan, 5.49%, Maturing September 29, 2014	1,614,767
		Young Broadcasting, Inc.
491,250		Term Loan, 7.06%, Maturing November 3, 2012	448,266
243,750		Term Loan, 7.16%, Maturing November 3, 2012	222,422
			$6,485,110
Rail Industries — 0.1%
		RailAmerica, Inc.
450,000		Term Loan, 7.12%, Maturing August 14, 2008	$441,000
			$441,000
Retailers (Except Food and Drug) — 1.1%
		American Achievement Corp.
350,915		Term Loan, 6.70%, Maturing March 25, 2011	$329,860
		Harbor Freight Tools USA, Inc.
474,699		Term Loan, 6.21%, Maturing July 15, 2010	433,163
		Josten’s Corp.
375,045		Term Loan, 6.72%, Maturing October 4, 2011	368,170
		Mapco Express, Inc.
441,745		Term Loan, 6.01%, Maturing April 28, 2011	420,762
		Neiman Marcus Group, Inc.
205,696		Term Loan, 6.69%, Maturing April 5, 2013	189,583

		Orbitz Worldwide, Inc.
314,213		Term Loan, 7.05%, Maturing July 25, 2014	$289,861
		Oriental Trading Co., Inc.
300,000		Term Loan, 9.28%, Maturing January 31, 2013	252,000
456,290		Term Loan, 6.42%, Maturing July 31, 2013	406,098
		Rent-A-Center, Inc.
298,514		Term Loan, 6.72%, Maturing November 15, 2012	274,259
		Rover Acquisition Corp.
420,750		Term Loan, 6.28%, Maturing October 26, 2013	391,999
		Savers, Inc.
101,507		Term Loan, 7.58%, Maturing August 11, 2012	98,462
110,481		Term Loan, 7.58%, Maturing August 11, 2012	107,167
		The Yankee Candle Company, Inc.
184,654		Term Loan, 6.83%, Maturing February 6, 2014	167,343
			$3,728,727
Steel — 0.3%
		Algoma Acquisition Corp.
	708,611	Term Loan, 7.33%, Maturing June 20, 2013	$660,780
		Niagara Corp.
298,500		Term Loan, 8.27%, Maturing June 29, 2014	262,680
			$923,460
Surface Transport — 0.5%
		Oshkosh Truck Corp.
	543,125	Term Loan, 6.90%, Maturing December 6, 2013	$504,489
		SIRVA Worldwide, Inc.
322,082		Term Loan, 11.82%, Maturing December 1, 2010	168,959
		Swift Transportation Co., Inc.
1,501,163		Term Loan, 8.19%, Maturing May 10, 2014	1,164,809
			$1,838,257
Telecommunications — 2.7%
		Alltell Communication
	500,000	Term Loan, Maturing May 16, 2014(2)	$456,667
500,000		Term Loan, Maturing May 16, 2015(2)	481,875
273,063		Term Loan, 6.77%, Maturing May 16, 2015	224,188
		Asurion Corp.
425,000		Term Loan, 7.88%, Maturing July 13, 2012	387,813
250,000		Term Loan, 11.18%, Maturing January 13, 2013	227,031
		BCM Luxembourg, Ltd.
EUR	375,000	Term Loan, 6.63%, Maturing September 30, 2014	514,509
EUR	375,000	Term Loan, 6.88%, Maturing September 30, 2015	517,495
EUR	500,000	Term Loan, 9.00%, Maturing March 31, 2016	681,816
		Centennial Cellular Operating Co., LLC
692,695		Term Loan, 6.85%, Maturing February 9, 2011	671,625
		CommScope, Inc.
300,000		Term Loan, 7.06%, Maturing November 19, 2014	294,000
		FairPoint Communications, Inc.
1,000,000		Term Loan, 6.63%, Maturing February 8, 2012	986,750
		Intelsat Bermuda, Ltd.
300,000		Term Loan, 7.13%, Maturing February 1, 2014	293,875
		Intelsat Subsidiary Holding Co.
296,250		Term Loan, 6.35%, Maturing July 3, 2013	278,179
		IPC Systems, Inc.
GBP	298,500	Term Loan, 8.26%, Maturing May 31, 2014	494,020
		Macquarie UK Broadcast Ventures, Ltd.
GBP	225,000	Term Loan, 7.95%, Maturing December 26, 2014	394,742
		NTelos, Inc.
480,248		Term Loan, 5.53%, Maturing August 24, 2011	465,991
		Stratos Global Corp.
321,750		Term Loan, 7.59%, Maturing February 13, 2012	307,271
		Telesat Canada, Inc.
13,779		Term Loan, 6.90%, Maturing October 22, 2014(4)	13,072
161,210		Term Loan, 6.92%, Maturing October 22, 2014	152,948
		Triton PCS, Inc.
729,323		Term Loan, 6.53%, Maturing November 18, 2009	725,677
		Windstream Corp.
873,219		Term Loan, 5.50%, Maturing July 17, 2013	849,479
			$9,419,023

Utilities — 1.4%
	AEI Finance Holding, LLC
75,414	Revolving Loan, 7.83%, Maturing March 30, 2012	$69,758
562,290	Term Loan, 7.83%, Maturing March 30, 2014	520,118
	Astoria Generating Co.
375,000	Term Loan, 8.66%, Maturing August 23, 2013	358,359
	BRSP, LLC
513,866	Term Loan, 7.91%, Maturing July 13, 2009	503,589
	Calpine Corp.
248,125	DIP Loan, 7.08%, Maturing March 30, 2009	222,072
	Covanta Energy Corp.
164,948	Term Loan, 6.10%, Maturing February 9, 2014	155,601
332,539	Term Loan, 6.57%, Maturing February 9, 2014	313,695
	Mach General, LLC
18,750	Term Loan, 6.83%, Maturing February 22, 2013	16,950
179,438	Term Loan, 7.00%, Maturing February 22, 2014	162,212
	NRG Energy, Inc.
556,432	Term Loan, 6.48%, Maturing June 1, 2014	512,543
1,205,095	Term Loan, 6.58%, Maturing June 1, 2014	1,110,043
	TXU Texas Competitive Electric Holdings Co., LLC
224,438	Term Loan, 8.40%, Maturing October 10, 2014	206,967
723,188	Term Loan, 8.40%, Maturing October 10, 2014	669,277
		$4,821,184
Total Senior Floating-Rate Interests (identified cost $249,908,051)		$238,730,538

Mortgage Pass-Throughs — 65.3%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$2,697	6.00%, with maturity at 2014 (5)	$2,788,797
2,870	6.15%, with maturity at 2027 (5)	3,035,617
21,060	6.50%, with various maturities to 2030 (5)	22,399,243
19,074	7.00%, with various maturities to 2024 (5)	20,638,725
5,211	7.50%, with maturity at 2024 (5)	5,844,426
13,402	8.00%, with various maturities to 2031 (5)	15,094,796
7,657	8.50%, with various maturities to 2031	8,655,991
733	9.00%, with maturity at 2031	815,436
801	9.50%, with various maturities to 2022	918,409
1,858	11.50%, with maturity at 2019 (6)	2,123,279
		$82,314,719
	Federal National Mortgage Association:
$3,212	5.50%, with maturity at 2029 (5)	$3,302,521
4,119	6.334%, with maturity at 2032 (5) (7)	4,202,164
14,066	6.50%, with various maturities to 2028 (5)	14,800,897
9,691	7.00%, with various maturities to 2032 (5)	10,548,554
18,054	7.50%, with various maturities to 2031 (5)	20,075,779
5,617	8.00%, with various maturities to 2029 (5)	6,285,242
1,259	8.50%, with maturity at 2027	1,441,328
2,305	9.00%, with various maturities to 2029	2,702,545
7,703	9.50%, with various maturities to 2031 (5)	8,960,462
2,331	10.00%, with various maturities to 2031	2,727,928
		$75,047,420
	Government National Mortgage Association:
$14,787	7.50%, with various maturities to 2025 (5)	$16,554,915
8,111	8.00%, with various maturities to 2027 (5)	9,230,783
4,189	9.00%, with maturity at 2026	4,955,385
784	9.50%, with maturity at 2025	924,156
1,068	11.00%, with maturity at 2018	1,236,330
		$32,901,569

	Collateralized Mortgage Obligations:
$7,386	Federal Home Loan Mortgage Corp., Series 2113, Class QG, 6.00%, 1/15/29 (5)	$7,691,452
3,420	Federal Home Loan Mortgage Corp., Series 2137, Class Z, 6.00%, 3/15/29 (5)	3,541,560
4,173	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29 (5)	4,421,510
5,193	Federal Home Loan Mortgage Corp., Series 2182, Class ZB, 8.00%, 9/15/29 (5)	5,655,433
287	Federal National Mortgage Association, Series 1989-89, Class H, 9.00%, 11/25/19	318,573
617	Federal National Mortgage Association, Series 1991-122, Class N, 7.50%, 9/25/21	660,103
5,798	Federal National Mortgage Association, Series 1993-84, Class M, 7.50%, 6/25/23 (5)	6,304,829
1,745	Federal National Mortgage Association, Series 1997-28, Class ZA, 7.50%, 4/20/27	1,883,877
1,524	Federal National Mortgage Association, Series 1997-38, Class N, 8.00%, 5/20/27	1,661,871
2,787	Federal National Mortgage Association., Series G-33, Class PT, 7.00%, 10/25/21 (5)	2,939,093
		$35,078,301
Total Mortgage Pass-Throughs (identified cost $216,877,262)		$225,342,009

Asset–Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
	Centurion CDO 9 Ltd., Series 2005-9A, Class Note
$500	9.35%, 7/17/19	$404,124
Total Asset–Backed Securities (identified cost $500,000)		$404,124

Corporate Bonds & Notes — 2.1%

Principal
Amount
(000’s omitted)		Security	Value
Building and Development — 0.2%
		Grohe Holding, Variable Rate
EUR	500	7.451%, 1/15/14 (7)	$649,613
			$649,613
Cable and Satellite Television — 0.8%
		Iesy Hessen & ISH NRW, Variable Rate
EUR	2,000	7.258%, 4/15/13 (7)	$2,753,916
			$2,753,916
Financial Intermediaries — 0.3%
		ING Bank NV
	$1,000	10.80%, 6/12/08	$993,174
			$993,174
Index Linked Notes — 0.8%
		JP Morgan Chilean Inflation Linked Note
	$2,000	7.433%, 11/17/15 (8)	$2,687,637
			$2,687,637
Telecommunications — 0.0%
		Qwest Corp., Sr. Notes, Variable Rate
	$200	8.241%, 6/15/13 (7)	$196,000
			$196,000
Total Corporate Bonds & Notes (identified cost $6,298,925)			$7,280,340

Sovereign Issues — 8.2%

Principal
Amount
(000’s omitted)		Security	Value
		Egyptian Treasury Bill
EGP	25	0.00%, 2/5/08	$4,499
EGP	7,725	0.00%, 2/12/08	1,388,552
EGP	3,325	0.00%, 3/4/08	595,620
EGP	1,375	0.00%, 3/11/08	246,024
EGP	45,150	0.00%, 4/1/08	8,050,645
EGP	4,725	0.00%, 4/8/08	841,522
EGP	25	0.00%, 4/22/08	4,442
EGP	10,625	0.00%, 5/6/08	1,883,357
EGP	2,500	0.00%, 5/20/08	442,076
EGP	11,675	0.00%, 7/1/08	2,049,417
EGP	6,975	0.00%, 7/8/08	1,222,864
		Ghanaian Treasury Bond
GHS	730	13.69%, 3/15/10 (3)	754,991
GHS	320	13.50%, 3/29/10 (3)	331,502
GHS	1,300	13.67%, 6/15/12 (3)	1,296,151
		Indonesia Government
IDR	31,371,000	11.00%, 12/15/12	3,662,890
		Kenyan Treasury Bond
KES	4,050	9.50%, 3/23/09	56,243
		Nota Do Tesouro Nacional
BRL	2,664	6.00%, 5/15/15 (11)	1,385,842
		Republic of Nigeria
NGN	45,900	0.00%, 9/4/08 (3)	375,570
NGN	119,000	17.00%, 12/16/08	1,095,738
NGN	39,700	12.00%, 4/28/09	355,340
		Republic of Uganda
UGX	384,700	0.00%, 10/23/08	203,902
		Republic of Uruguay
UYU	41,774	5.00%, 9/14/18 (9)	2,153,177
Total Sovereign Issues (identified cost $28,170,029)			$28,400,364

Call Options Purchased — 0.2%

	Principal		Strike	Expiration
Security	Amount of Contracts		Price	Date	Value
Euro Call Option	EUR	300,000	1.3270	1/8/09	$49,633
Euro Call Option	EUR	300,000	1.2738	10/2/08	69,647
Euro Call Option	EUR	300,000	1.2950	10/10/08	61,586
Euro Call Option	EUR	300,000	1.2990	10/16/08	60,053
Euro Call Option	EUR	300,000	1.3155	10/30/08	54,079
Euro Call Option	EUR	300,000	1.3195	11/13/08	52,591
Euro Call Option	EUR	300,000	1.3540	11/26/08	41,331
Euro Call Option	EUR	300,000	1.3506	12/11/08	42,317
Euro Call Option	EUR	300,000	1.3375	2/12/09	46,048
Euro Call Option	EUR	300,000	1.3705	4/8/09	36,374
Euro Call Option	EUR	300,000	1.3745	5/13/09	35,388
South Korean Won Call Option	KRW	1,864,800,000	932.4000	3/3/09	24,112
South Korean Won Call Option	KRW	1,831,000,000	915.5000	6/2/09	17,742
Total Call Options Purchased (identified cost $253,428)					$590,901

Put Options Purchased — 0.1%

	Principal		Strike	Expiration
Security	Amount of Contracts		Price	Date	Value
Euro Put Option	EUR	300,000	1.3270	1/8/09	$3,274
Euro Put Option	EUR	300,000	1.2738	10/2/08	1,155
Euro Put Option	EUR	300,000	1.2950	10/10/08	1,515
Euro Put Option	EUR	300,000	1.2990	10/16/08	1,635
Euro Put Option	EUR	300,000	1.3155	10/30/08	2,141
Euro Put Option	EUR	300,000	1.3195	11/13/08	2,403
Euro Put Option	EUR	300,000	1.3540	11/26/08	3,731
Euro Put Option	EUR	300,000	1.3506	12/11/08	3,811
Euro Put Option	EUR	300,000	1.3375	2/12/09	4,077
Euro Put Option	EUR	300,000	1.3705	4/8/09	6,587
Euro Put Option	EUR	300,000	1.3745	5/13/09	7,400
South Korean Won Put Option	KRW	1,864,800,000	932.4000	3/3/09	54,135
South Korean Won Put Option	KRW	1,831,000,000	915.5000	6/2/09	79,026
Total Put Options Purchased (identified cost, $249,778)					$170,890

Short-Term Investments — 0.9%

		Interest/Principal
Description		(000’s omitted)	Value
Euro Time Deposit, 4.06%, 2/1/08	EUR	100	$148,060
Investment in Cash Management Portfolio, 4.32% (10)		$1,368	1,368,152
State Street Bank and Trust Time Deposit, 2.25%, 2/1/08		$1,550	1,550,000
Total Short-Term Investments (identified cost $3,066,212)			$3,066,212
Gross Investments — 146.1% (identified cost $505,323,685)			$503,985,378
Less Unfunded Loan Commitments — (0.2)%			$(675,167)
Net Investments — 145.9% (identified cost $504,648,518)			$503,310,211
Other Assets, Less Liabilities — (45.9)%			$(158,383,900)
Net Assets — 100.0%			$344,926,311

BRL	—	Brazilian Real

EGP	—	Egyptian Pound

EUR	—	Euro

GBP	—	British Pound Sterling

GHS	—	Ghanaian Cedi

IDR	—	Indonesian Rupiah

KES	—	Kenyan Shilling

KRW	—	South Korean Won

NGN	—	Nigerian Naira

UGX	—	Ugandan Shilling

UYU	—	Uruguayan Peso

*		In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (LIBOR), and secondarily the prime rate offered by one or more major United States banks (the Prime Rate) and the certificate of deposit (CD) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2008, at which time the interest rate will be determined.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements whereby all or a portion of which may be unfunded. The Fund obligated to fund these commitments at the borrower’s discretion.

(5)	All or a portion of this security was on loan at January 31, 2008.

(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)	Adjustable rate securities. Rates shown are the rates at period end.

(8)	Security pays 3.8% coupon and accrues principle based on annual increases in the Chilean UF Rate, for an effective yield of 7.433%.

(9)	Bond pays a coupon of 5% on the face at the end of the payment period. Principal grows with the Uruguayan inflation rate. Original face of the bond is UYU 38,030,000.

(10)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $51,763.

(11)

Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted based on the IPCA (Amplifed Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 1,569,000 and the current face is BRL 2,663,680.

A summary of obligations under these financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
2/29/08	British Pound Sterling 7,215,989	United States Dollar 14,334,561	10,638
2/04/08	Canadian Dollar 4,020,000	United States Dollar 4,072,020	85,022
2/11/08	Canadian Dollar 2,957,000	United States Dollar 2,942,933	10,734
2/05/08	Egyptian Pound 297	United States Dollar 54	0
2/01/08	Euro 100,000	United States Dollar 148,600	540
2/29/08	Euro 31,433,448	United States Dollar 46,428,617	(80,855)
2/04/08	Icelandic Krona 135,311,700	Euro 1,397,126	(12,332)
2/05/08	New Zealand Dollar 5,038,110	United States Dollar 3,870,175	(76,102)
2/07/08	South African Rand 35,825,288	United States Dollar 4,965,046	190,693
			$128,338

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	Acquire	In Exchange for	(Depreciation)
2/25/08	Botswana Pula 542,000	United States Dollar 86,406	$(613)
4/30/08	Botswana Pula 2,160,000	United States Dollar 344,520	(7,298)
3/04/08	Brazilian Real 8,650,243	United States Dollar 4,833,356	49,316
2/14/08	Egyptian Pound 26,261,325	United States Dollar 4,788,455	(61,883)
2/04/08	Euro 70,781	United States Dollar 105,301	(503)
2/29/08	Euro 100,000	United States Dollar 148,494	(532)
2/04/08	Icelandic Krona 135,311,700	Euro 1,467,907	(92,466)
2/11/08	Icelandic Krona 164,572,000	Euro 1,784,617	(116,098)
2/19/08	Icelandic Krona 135,311,700	Euro 1,406,289	(9,526)
2/25/08	Icelandic Krona 270,623,400	Euro 2,785,911	13,820
3/04/08	Icelandic Krona 135,311,700	Euro 1,386,618	11,910
2/14/08	Indian Rupee 68,500,000	United States Dollar 1,743,003	(4,519)

2/19/08	Indian Rupee 68,841,000	United States Dollar 1,745,904	$632
2/25/08	Indian Rupee 137,250,000	United States Dollar 3,475,563	5,110
3/03/08	Indian Rupee 69,042,000	United States Dollar 1,751,446	(1,378)
2/11/08	Indonesian Rupiah 36,929,375,000	United States Dollar 3,891,809	98,890
2/19/08	Indonesian Rupiah 16,026,000,000	United States Dollar 1,683,934	46,310
2/26/08	Indonesian Rupiah 15,000,000,000	United States Dollar 1,611,171	7,015
10/14/08	Kazakh Tenge 251,700,000	United States Dollar 2,013,600	(22,551)
2/22/08	Kenyan Shilling 10,000,000	United States Dollar 144,959	(6,073)
3/05/08	Kenyan Shilling 19,865,000	United States Dollar 318,528	(42,636)
2/11/08	Malaysian Ringgit 13,500,000	United States Dollar 4,118,742	53,421
2/19/08	Malaysian Ringgit 17,300,000	United States Dollar 5,323,241	22,798
2/25/08	Malaysian Ringgit 5,880,000	United States Dollar 1,792,792	24,113
3/03/08	Malaysian Ringgit 17,250,000	United States Dollar 5,285,736	44,025
3/10/08	Malaysian Ringgit 12,000,000	United States Dollar 3,709,772	(2,449)
2/22/08	Mauritian Rupee 11,800,000	United States Dollar 411,293	1,785
2/22/08	Mexican Peso 19,200,000	United States Dollar 1,749,383	22,140
2/28/08	Mexican Peso 18,600,000	United States Dollar 1,701,427	13,738
2/04/08	New Turkish Lira 6,209,291	United States Dollar 5,270,598	13,750
2/28/08	New Turkish Lira 3,687,131	United States Dollar 3,083,848	28,940
2/08/08	Philippine Peso 129,250,000	United States Dollar 3,184,674	1,429
2/15/08	Philippine Peso 129,250,000	United States Dollar 3,155,286	29,197
2/22/08	Philippine Peso 129,250,000	United States Dollar 3,144,845	38,020
2/29/08	Philippine Peso 129,250,000	United States Dollar 3,178,487	2,761
2/07/08	Polish Zloty 11,806,250	Euro 3,269,510	5,346
2/14/08	Polish Zloty 13,061,250	Euro 3,626,815	(9,790)
2/21/08	Polish Zloty 13,061,250	Euro 3,622,490	(4,645)
2/29/08	Polish Zloty 11,806,250	Euro 3,260,629	14,910
2/19/08	Romanian Leu 4,370,000	Euro 1,179,328	(11,229)
4/04/08	Ugandan Shilling 1,124,090,089	United States Dollar 631,919	14,803
2/07/08	Zambian Kwacha 712,500,000	United States Dollar 173,133	14,522
5/07/08	Zambian Kwacha 712,500,000	United States Dollar 181,529	3,171
			$187,683

At January 31, 2008, closed forward foreign currency purchases and sales, excluded above, amounted to a receivable of $208,902 and a payable of $66,421.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/08	21 Japan 10 Year Bond	Short	$(26,915,567)	$(27,252,104)	$(336,537)

Description of the underlying instruments to futures contracts: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse First Boston, Inc.:	Turkey (Republic of)	Buy	$10,000	2.01%	3/20/10	$(182,512)

	Philippines (Republic of the)	Buy	5,000	2.15	9/20/11	(62,459)

	Italy	Buy	6,800	0.20	12/20/16	130,432

	Turkey (Republic of)	Buy	880	2.11	1/20/13	(2,750)

JPMorgan Chase Bank:	Indonesia	Buy	10,000	2.09	9/20/11	(99,999)

	Philippines (Republic of the)	Buy	5,000	2.17	9/20/11	(65,824)

	Turkey (Republic of)	Buy	10,000	2.00	3/20/10	(180,449)

	Turkey (Republic of)	Buy	3,740	2.12	1/20/13	(13,337)

Barclays Bank PLC:	Turkey (Republic of)	Buy	900	2.13	1/20/13	(3,606)

	Turkey (Republic of)	Buy	1,100	2.12	1/20/13	(3,922)

						$(484,426)

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12,000,000 MYR	Pay	KLIBOR	3.85%	3/27/12	$5,975

JP Morgan Chase Bank:	3,693,637 BRL	Pay	Brazilian Interbank Deposit Rate	12.73%	1/2/12	5,848

	4,309,749 BRL	Pay	Brazilian Interbank Deposit Rate	10.35%	1/2/12	(235,602)

	10,259,445 BRL	Pay	Brazilian Interbank Deposit Rate	11.34%	1/2/09	(47,780)

Merrill Lynch Capital Services	80,500,000 INR	Receive	MIBOR	7.85%	3/30/12	(94,840)

						$(366,395)

At January 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

BRL	Brazilian Real

INR	Indian Rupee

MYR	Malaysian Ringgit

KLIBOR	Kuala Lumpur Interbank Offered Rate

MIBOR	Mumbai Interbank Offered Rate

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$506,086,302
Gross unrealized appreciation	$12,476,033
Gross unrealized depreciation	(15,252,124)
Net unrealized depreciation	$(2,776,091)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 11, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 11, 2008